18. Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Payables Details Narrative
Trade payables	€ 8,482	€ 3,380
Other payables	€ 885	€ 514